Report Of The Directors Financial Review Risk Report - Expected maturity of insurance contract liabilities (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	$ 166,178	$ 145,859
Up to 1 year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	9,203	8,578
1 to 5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	30,059	30,429
5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	53,230	48,901
Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	73,686	57,951
Unit-linked
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	9,058	8,697
Unit-linked | Up to 1 year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	1,296	1,119
Unit-linked | 1 to 5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	3,153	2,932
Unit-linked | 5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	2,654	2,684
Unit-linked | Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	1,955	1,962
With DPF and Other contracts
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	157,120	137,162
With DPF and Other contracts | Up to 1 year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	7,907	7,459
With DPF and Other contracts | 1 to 5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	26,906	27,497
With DPF and Other contracts | 5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	50,576	46,217
With DPF and Other contracts | Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	$ 71,731	$ 55,989